INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
INCOME(LOSS) PER SHARE
Schedule of computation of basic and diluted net income (loss) per share
	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Numerator:
Net income (loss):	(93,145,437)	696,338,805	33,135,116
Accretion on convertible redeemable preferred shares to redemption value	(250,774,772)	—	—
Numerator for basic and diluted net income (loss) per share	(343,920,209)	696,338,805	33,135,116
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	19,198,145	126,758,363	137,621,702
Dilutive effect of share options	—	1,593,216	897,122
Dilutive effect of restricted shares	—	52,298	33,207
Denominator for diluted income (loss) per share calculation	19,198,145	128,403,877	138,552,031
Basic net income (loss) per share attributable to the Company’s common shareholders	(17.91)	5.49	0.24
Diluted net income (loss) per share attributable to the Company’s common shareholders	(17.91)	5.42	0.24
Basic net income (loss) per ADS*	(35.82)	10.99	0.48
Diluted net income (loss) per ADS*	(35.82)	10.85	0.48

* The Company completed its IPO on November 18, 2014 and issued a total of 10,000,000 ADSs at a price of US$12.00 per ADS. Each ADS represents two Class A common shares. The net loss per ADS for the year ended December 31, 2014 was calculated using the same conversion ratio assuming the ADSs had been in existence during these periods.